Financial assets	12 Months Ended
Dec. 31, 2017
Other financial assets
Financial assets

10.  Financial assets

Other financial assets

Other financial assets comprise the following at December 31:

	2017
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Loans and receivables	3,081	—	3,081
Other	86,234	2,469	88,703
Total	89,315	2,469	91,784

	2016
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Loans and receivables	2,388	—	2,388
Other	3,435	4,049	7,484
Total	5,823	4,049	9,872

At December 31, 2017, Other includes an amount of $82,638 thousand (2016: $nil) corresponding to an investment in subordinated loan notes issued by a special purpose entity that has purchased accounts receivable from the Company pursuant to a securitization program (see ‘Securitization of trade receivables’ below). The planned maturity of this amount is July 31, 2020 when the Program term ends.

At December 31, 2017, loans and receivables are stated net of a provision for impairment of $4,462 thousand in respect of amounts due from non-controlling interests (2016: $4,547 thousand). At December 31, 2016, other financial assets were stated net of a provision for impairment of $1,076 thousand. This amount was written off during the year ended December 31, 2017.

Non-current loans and receivables primarily relate to payments to local public-sector entities pursuant to local legislation of various subsidiaries, which will be paid back to the subsidiaries or replaced with third-party loans. These accounts are carried at amortized cost.

The planned long-term maturity of the above non-current loans and receivables at December 31 is as follows:

	2017
	2019	2020	2021	2022	Other	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Loans and receivables	344	156	161	142	2,278	3,081

	2016
	2018	2019	2020	2021	Other	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Loans and receivables	404	153	137	141	1,553	2,388

Trade and other receivables

Trade and other receivables comprise the following at December 31:

	2017	2016
	US$'000	US$'000
Trade receivables	67,947	152,303
Trade notes receivable	—	725
Unmatured discounted notes and bills	—	719
Doubtful trade receivables	17,346	14,671
Tax receivables(1)	27,118	17,299
Employee receivables	392	456
Other receivables	16,006	37,904
Less – allowance for doubtful debts	(17,346)	(14,671)
Total	111,463	209,406
(1)

“Tax receivables” is primarily related to VAT receivables, which are recovered either by offsetting against VAT payables or are expected to be refunded by the tax authorities in the relevant jurisdictions.

The trade and other receivables disclosed above are classified as loans and receivables and are therefore measured at amortized cost. Due to the short-term nature of these receivables, their carrying amount is considered to approximate their fair value.

The age of the past-due receivables for which no allowance had been recognized is as follows:

	2017	2016
	US$'000	US$'000
0-90 days	22,085	54,428
90-180 days	5,316	9,011
180-360 days	3,938	1,061
	31,339	64,500

The changes in the allowance for doubtful debts during 2017 and 2016 were as follows:

Allowance
US$'000
Balance at January 1, 2016	11,068
Impairment losses recognized (Note 25.3)	7,578
Amounts written off as uncollectible	(3,425)
Exchange differences	(550)
Balance at December 31, 2016	14,671
Impairment losses recognized (Note 25.3)	1,784
Amounts written off as uncollectible	(643)
Exchange differences	1,534
Balance at December 31, 2017	17,346

Sales to the Company’s biggest customer, Dow Corning Corporation, represented 12.2% of the Company’s sales during the year ended December 31, 2017 (2016: 13.7%).

Securitization of trade receivables

On July 31, 2017, the Company entered into an accounts receivable securitization program (the “Program”) where trade receivables held by the Company’s subsidiaries in the US, Canada, Spain and France are sold to Ferrous Receivables DAC, a special purpose entity domiciled and incorporated in Ireland (the “SPE”). Eligible receivables are sold to the SPE on an on-going basis at an agreed upon purchase price. Part of the consideration is received upfront in cash and part is deferred in the form of senior subordinated and junior subordinated loans notes issued by the SPE to the selling entities. Up to $250,000 thousand of upfront cash consideration can be provided by the SPE under the Program, financed by ING Bank N.V., as senior lender and Finacity Capital Management Inc., as intermediate subordinated lender and control party. In respect of trade receivables outstanding at December 31, 2017, the SPE had provided upfront cash consideration of approximately $166,525 thousand. The Program has a three-year term until July 31, 2020.

During the year ended December 31, 2017, the Company sold approximately $850 million of trade receivables to the SPE. The loss on transfer of the receivables, or purchase discount, which equates to difference between the carrying amount of the receivable and the purchase consideration, was $7,256 thousand and has been recognized within finance costs in the consolidated income statement (see Note 25.4).

As a lender to the SPE, the Company earns interest on its senior subordinated and junior subordinated loan receivables. During the year ended December 31, 2017, the Company earned interest of $1,313 thousand in respect of these loan receivables, recognized within finance income in the consolidated income statement.

The Company is engaged as master servicer to the SPE whereby the Company is responsible for the cash collection, reporting and cash application of the sold receivables. As master servicer, the Company earns a fixed management fee and an additional servicing fee which entitles the Company to a residual interest upon liquidation of the SPE. This results in the Company being exposed to variable returns. The additional servicing fee will only be paid out on liquidation of the SPE and from any excess cash flows remaining after all lenders to the SPE have been repaid. During the year ended December 31, 2017, the Company earned $622 thousand of servicing fees from the SPE. The service fee receivables are included in other non-current financial assets in the consolidated statement of financial position and this represents the Company’s maximum exposure to loss from this continuing involvement in the transferred assets.

Judgements relating to the consolidation of the SPE

The Company does not own shares in the SPE or have the ability to appoint its directors. In determining whether to consolidate the SPE, the Company has evaluated whether it has control over the SPE, in particular, whether it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Receivables are sold to the SPE under a true sale opinion with legal interest transferred from the Company to the SPE. While the sale of receivables to the SPE is without credit recourse, the Company continues to be exposed to the variability of risks and rewards associated with ownership as it is exposed to credit risk as senior subordinated and junior subordinated lender and it has rights to variable returns in respect of its remuneration as master servicer.

The Company considers that the returns of the investees in the SPE are affected by the management of the receivables portfolio. In particular, it is the management of any impaired receivables that significantly impacts the variability of the returns of the SPE. The act of servicing receivables on a day-to-day basis does not constitute a relevant activity, as this does not significantly impact the returns of the SPE. The intermediate subordinated lender, has the unabated ability to remove the Company as servicer of impaired receivables and take the decision to sell such receivables, giving it the unilateral power to affect the relevant activities of these receivables and thereby influence the variable returns. Accordingly, the Company has concluded that it does not control the SPE and therefore does not include the SPE in the Company’s consolidation.

Derecognition of transferred financial assets

The Company considers that when receivables are sold to the SPE, it has neither substantially transferred or substantially retained all the variability of risks and rewards associated with ownership of the receivables. The assets are pledged as security under the Senior Loans, therefore the SPV is restricted from selling them. According to that, the Company concludes that control of the assets has not been transferred and it should recognize the assets to the extent of its continuing involvement. This continuing involvement has been considered to equate to the investment in the junior subordinated note, and therefore has been deemed immaterial. At December 31, 2017, the derecognition of trade receivables has resulted in the recognition of loans to the SPE and receivables from the SPE totaling $82,638 thousand in aggregate, presented within other non-current financial assets. These loans and receivables have a contractual maturity of July 31, 2020 and their carrying amount of $82,638 thousand represent the entity’s maximum exposure to loss from the SPE. As senior subordinated and junior subordinated lender to the SPE, the Company’s has a security interest in the sold receivables. This interest is junior to that of the senior lender, ING Bank N.V. The Company’s expected credit loss in respect of these loans is not material.

The investment in the senior subordinated and junior subordinated loans is carried at fair value with changes in fair value recognized in profit and loss. As of December 31, 2017, the fair value did not differ significantly from the face value of the loans, and the valuation has been considered as level III in the IFRS fair value hierarchy since it is not primarily based on observable inputs. The senior subordinated and junior subordinated loans main characteristics are as follows:

	Amount	Interest
	US$'000	Rate	Currency
Senior Subordinated Loan	82,345	4%	U.S. Dollars
Junior Subordinated Loan	293	30%	U.S. Dollars

The junior subordinated Loan ranks fourth in the order of priority of payments, whereas the Senior Subordinated Loan ranks second in the priority of payments after the Senior Lender tranche. Finacity Capital Management Inc. investment in the intermediate subordinated loan ranks third in the order of priority of payments and the maximum investment committed by Finacity Capital Management Inc. amounts to $5,000 thousand.

Factoring without recourse arrangements

The Company enters into certain factoring without recourse arrangements for trade receivables. There were $3,801 thousand and $100,827 thousand of factored receivables outstanding as of December 31, 2017 and 2016, respectively. These factoring arrangements transfer substantially all the economic risks and rewards associated with the ownership of accounts receivable to a third party and therefore are accounted for by derecognizing the accounts receivable upon receiving the cash proceeds of the factoring arrangement.